Subsequent Events	6 Months Ended
Jun. 30, 2022
Subsequent Events
Subsequent Events

11.Subsequent Events

a)	Series B Preferred Stock Dividends: On July 15, 2022, the Company paid a quarterly dividend on its series B preferred stock, amounting to $0.5546875 per share, or $1,442, to its stockholders of record as of July 14, 2022.
b)	Loan Prepayment: On July 20, 2022, the Company prepaid to Nordea $4,786 of loan outstanding relating to the portion of the vessel Baltimore (Notes 3 and 5).
c)	Issuance and Repurchase of Shares: In July 2022, the Company repurchased under its share repurchase program 628,945 shares of common stock, at an average price of $4.54 per share, for an aggregate cost of $2,865. In August 2022, the Company issued under its ATM program 57,581 shares of common stock, at an average price of $6.1 per share and received net proceeds of $342.
d)	Dividend on Common Stock: The Company will pay a cash dividend on its common stock of $0.275 per share, based on the Company’s results of operations during the second quarter ended June 30, 2022. The cash dividend will be payable on or about August 19, 2022, to all shareholders of record as of August 8, 2022.